Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash flows from operating activities:
Net loss	$ (46,236,851)	$ (50,715,696)
Adjustments reconcile net loss to cash used in operating activities:
Depreciation and amortization	2,717,640	1,881,323
Stock-based compensation	7,824,176	1,275,425
Bad debt expense	99,217	44,457
Loss from change in fair-value of convertible shareholder loan		5,951,087
Non-cash gain on debt extinguishment		4,377,051
Accrued interest expense on shareholder loans	199,605	1,957,401
Shareholder loan debt discounts		192,632
Unrealised loss/(gains)	(1,160,857)	(488,158)
Changes in operating assets and liabilities:
Accounts receivable and other receivables	2,658,166	(3,957,116)
Prepayments and Other current assets	942,121	(2,663,083)
Accounts payable and vouchers payable	(4,589,278)	7,361,586
Accrued expenses	(895,845)	2,107,266
Value-added tax payable	201,054	(670,241)
Income taxes receivable	1,400,525	(1,390,745)
Other current liabilities	(143,073)	57,356
Net cash used in operating activities	(36,983,400)	(34,679,455)
Cash flows from investing activities:
Purchases of property and equipment	(147,196)	(629,958)
Purchases of intangible assets	(2,983,675)	(3,261,930)
Acquisition of investment in joint venture	(134,476)
Net cash used in investing activities	(3,265,347)	(3,891,888)
Cash flows from financing activities:
Proceeds from issuance of common stock	36,670,703
Proceed from issuance of debt (convertible loans)		7,228,736
Proceed from shareholder loan		27,820,784
Proceeds from short-term borrowings	3,207,028
Net cash provided by financing activities	39,877,731	35,049,520
Effect of exchange rate changes on cash and cash equivalents	17,328	3,767,344
Change in cash, cash equivalents and restricted cash during the year	(353,689)	245,521
Cash, cash equivalents and restricted cash, beginning of year	832,671	587,150
Cash, cash equivalents and restricted cash, end of period	478,982	832,671
*Non-cash transactions in the year related to the folowing:
Conversion of Shareholders loans to equity on IPO	42,132,783
Convertible loans to equity	$ 22,560,124